Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

We have various contractual obligations which are recorded as liabilities in our Consolidated Financial Statements. Other items, such as certain purchase commitments and other executed contracts which do not meet the definition of a liability as of December 31, 2017, are not recognized as liabilities but require disclosures in our Consolidated Financial Statements.

LNG Terminal Commitments and Contingencies

Obligations under EPC Contract

SPL has a lump sum turnkey contract with Bechtel for the engineering, procurement and construction of Train 5 of the Liquefaction Project. The EPC contract for Train 5 provides that SPL will pay Bechtel a contract price of $3.1 billion, subject to adjustment by change order.  SPL has the right to terminate the EPC contract for its convenience, in which case Bechtel will be paid (1) the portion of the contract price for the work performed, (2) costs reasonably incurred by Bechtel on account of such termination and demobilization and (3) a lump sum of up to $30 million depending on the termination date.

Obligations under SPAs

SPL has third-party SPAs which obligate SPL to purchase and liquefy sufficient quantities of natural gas to deliver contracted volumes of LNG to the customers’ vessels, subject to completion of construction of specified Trains of the Liquefaction Project.

Obligations under LNG TUAs

SPLNG has third-party TUAs with Total Gas & Power North America, Inc. and Chevron U.S.A. Inc. to provide berthing for LNG vessels and for the unloading, storage and regasification of LNG at the Sabine Pass LNG terminal.

Obligations under Natural Gas Supply, Transportation and Storage Service Agreements

SPL has index-based physical natural gas supply contracts to secure natural gas feedstock for the Liquefaction Project. The terms of these contracts primarily range from approximately one to six years and commence upon the occurrence of conditions precedent, including SPL’s declaration to the respective natural gas supplier that it is ready to commence the term of the supply arrangement in anticipation of the date of first commercial operation of the applicable, specified Trains of the Liquefaction Project. As of December 31, 2017, SPL has secured up to approximately 2,214 TBtu of natural gas feedstock through natural gas supply contracts, a portion of which are considered purchase obligations if the conditions precedent were met.

Additionally, SPL has transportation and storage service agreements for the Liquefaction Project. The initial terms of the transportation agreements range from one to 20 years, with renewal options for certain contracts, and commences upon the occurrence of conditions precedent. The terms of the SPL storage service agreements range from three to ten years.

As of December 31, 2017, SPL’s obligations under natural gas supply, transportation and storage service agreements for contracts in which conditions precedent were met were as follows (in millions):

Years Ending December 31,	Payments Due (1)
2018	$2,274
2019	1,527
2020	1,397
2021	981
2022	336
Thereafter	1,169
Total	$7,684

(1)	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2017.

Services Agreements

We have certain services agreements with affiliates. See Note 13—Related Party Transactions for information regarding such agreements.

Restricted Net Assets

At December 31, 2017, our restricted net assets of consolidated subsidiaries were approximately $2.1 billion.

Other Commitments

State Tax Sharing Agreements

SPLNG, SPL and CTPL have state tax sharing agreements with Cheniere. See Note 13—Related Party Transactions for information regarding such agreements.

Other Agreements

In the ordinary course of business, we have entered into certain multi-year licensing and service agreements, none of which are considered material to our financial position. Additionally, we have various lease commitments, as disclosed in Note 15—Leases.

Legal Proceedings

We may in the future be involved as a party to various legal proceedings, which are incidental to the ordinary course of business. We regularly analyze current information and, as necessary, provide accruals for probable liabilities on the eventual disposition of these matters. In the opinion of management, as of December 31, 2017, there were no pending legal matters that would reasonably be expected to have a material impact on our operating results, financial position or cash flows.